CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Promissory Notes [Abstract]
Schedule of Long-term Debt Instruments
The conversion rate, interest rate and maturity dates of the notes outstanding at December 31, 2011 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$100,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
ABHD Convertible Notes	500,000	12%	$0.60	4/30/2012
Unamortized discount on ABHD Convertible Notes	(21,319)
Subtotal - related party	2,459,681
Non-related party
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
ABHD Convertible Notes	200,000	12%	$0.60	4/30/2012
Secured ABHD Notes	25,000	12%	$0.70	5/15/2012
Secured ABHD Notes	25,000	12%	$0.70	5/18/2012
Secured ABHD Notes	50,000	12%	$0.70	5/22/2012
Secured ABHD Notes	550,000	12%	$0.70	6/3/2012
Secured ABHD Notes	675,000	12%	$0.70	6/19/2012
Secured ABHD Notes	650,000	12%	$0.70	7/24/2012
Secured ABHD Notes	1,645,000	12%	$0.70	8/18/2012
Secured ABHD Notes	380,000	12%	$0.70	8/24/2012
Unamortized discount on Secured ABHD Notes	(441,918)
Subtotal - non-related party	3,913,082
Total	$6,372,763

The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2010 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$1,156,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,001	0%	$0.70	8/27/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
Senior Convertible Notes	500,000	12%	$0.70	6/26/2014
Subtotal - related party	3,737,001
Non-related party
Senior Convertible Notes	100,000	0%	$0.70	10/3/2013
Senior Convertible Notes	100,000	0%	$0.70	1/8/2014
Senior Convertible Notes	50,000	0%	$0.70	10/3/2013
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Note	100,000	0%	$0.70	5/8/2014
Senior Convertible Notes	50,000	0%	$0.70	6/12/2014
Senior Convertible Notes	50,000	0%	$0.70	11/5/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
Senior Convertible Note	100,000	0%	$0.70	2/5/2015
Senior Convertible Notes	185,000	0%	$0.70	2/9/2015
Senior Convertible Note	25,000	0%	$0.70	2/12/15
Senior Convertible Note	300,000	0%	$0.70	4/13/15
Senior Convertible Note	125,865	0%	$0.70	7/15/15
Senior Convertible Note	35,000	0%	$0.70	9/10/15
Promissory Note	83,679	12%	$0.70	8/2/10
Promissory Note	100,000	12%	$0.70	8/26/10
Promissory Note	25,000	12%	$0.70	5/2/11
Subtotal - non-related party	1,584,544
Total	$5,321,545

Schedule of Maturities of Long-term Debt	Aggregate maturities of debt obligations commencing in 2012 are:
2012	2013	2014	Total
$4,800,000	$1,350,000	$686,000	$6,836,000